Borrowings (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Guaranteed by bank deposits USD ($)	Dec. 31, 2014 Guaranteed by bank deposits CNY	Dec. 31, 2013 Guaranteed by bank deposits CNY	Dec. 31, 2014 Guaranteed by related parties USD ($)	Dec. 31, 2014 Guaranteed by related parties CNY	Dec. 31, 2013 Guaranteed by related parties CNY	Dec. 31, 2014 Guaranteed by property, plant and equipment USD ($)	Dec. 31, 2014 Guaranteed by property, plant and equipment CNY	Dec. 31, 2013 Guaranteed by property, plant and equipment CNY	Dec. 31, 2014 Bank borrowings guaranteed by accounts receivable USD ($)	Dec. 31, 2014 Bank borrowings guaranteed by accounts receivable CNY	Dec. 31, 2013 Bank borrowings guaranteed by accounts receivable CNY	Dec. 31, 2014 Unsecured loans USD ($)	Dec. 31, 2014 Unsecured loans CNY	Dec. 31, 2013 Unsecured loans CNY
Short-term bank borrowings
Total short-term borrowings, and current portion of medium-term notes and long-term debt	$ 1,629,767	10,112,055	6,715,877	$ 34,298	212,807	212,038	$ 752,907	4,671,486	3,602,902	$ 153,135	950,139	891,073	$ 72,009	446,788	130,000	$ 86,285	535,369	429,846
Current portion of long-term debt	$ 531,133	3,295,466	1,450,018
Weighted average interest rate (as a percent)	6.20%	6.20%	5.77%
Maximum maturity period	1 year	1 year